Short-term debt (Tables)	12 Months Ended
Jun. 30, 2022
Short-term debt.
Schedule of short-term debt

		2022	2021
for the year ended 30 June	Note	Rm	Rm
Short-term debt		82	60
Short-term portion of
long-term debt[1]	16	22 334	5 506
lease liabilities	17	1 768	1 771
		24 184	7 337
1	At 30 June 2022 R16 billion (US$1 billion) US Dollar bond as well as R2,2 billion relating to the DMTN were classified as short-term, these are repayable in November and August 2022 respectively.